EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The authorized share capital of the Company as of June 30, 2024 was $600,000,000 divided into 600,000,000 shares of $1.00 nominal value each, of which 222,622,889 shares (December 31, 2023: 222,622,889 shares) of $1.00 nominal value each are in issue and fully paid.

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows for the six months ended June 30, 2024 and June 30, 2023:

(in thousands of $)	2024	2023
Profit for the period	368,393	430,300

(in thousands)
Weighted average number of basic and diluted shares	222,623	222,623

Cash dividends paid per share	$0.99	$1.77